CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	10,000,000	10,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	90,000,000	90,000,000
Common stock, issued	39,377,000	38,796,000
Common stock, outstanding	28,948,000	29,096,000
Treasury stock	10,429,000	9,700,000